UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D. C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/99

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	William A. Womack
Address:  1667 Lelia Drive, Suite 101
	  Jackson, MS 39216

13F File Number:  28-7122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	William A. Womack
Title:	President
Phone:	601-965-0110
Signature, Place, and Date of Signing:
	William A. Womack	Jackson, MS	July 20, 1999

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Entry Total:	$116,384,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF 	TITLE	CUSIP		FAIR		SHARES	INVT		SOLE
ISSUER		OF	NUMBER	MARKET	OF PRIN	DISCR		AUTH.
		CLASS			VALUE		AMOUNT

ACT Networks	COM	000975102	392000.00	23000		sole		23000
Action Perform	COM	004933107	2739000.00	83000		sole		83000
Agco Corp	COM	001084102	2047000.00	181000		sole		181000
Bebe Stores	COM	075571109	1479000.00	43500		sole		43500
CBRL Group	COM	12489V106	3057000.00	176600		sole		176600
CEC Entertain	COM	125137109	3887000.00	92000		sole		92000
Clayton Homes	COM	184190106	2787000.00	243600		sole		243600
Comforce Corp	COM	20038K109	480000.00	160000		sole		160000
CompUSA	COM	204932107	1183000.00	159000		sole		159000
Data General	COM	237688106	2038000.00	140000		sole		140000
DataStream Sys	COM	238124101	3504000.00	219000		sole		219000
Fairfield Comm	COM	304231301	1381000.00	85600		sole		85600
Flashnet Comm	COM	338527104	103000.00	3500		sole		3500
Forest Oil	COM	346091606	1934000.00	154000		sole		154000
Goody's Family	COM	382588101	3369000.00	294500		sole		294500
Gulf Island	COM	402307102	1922000.00	161000		sole		161000
Hain Foods	COM	405219106	3044000.00	147600		sole		147600
Horizon Pharm	COM	439902107	1134000.00	192800		sole		192800
Infocure		COM	45665A108	212000.00	4000		sole		4000
Insight Enterpr	COM	45765U103	3672000.00	148350		sole		148350
Inso Corp	COM	457674109	377000.00	70000		sole		70000
ITC Deltacom	COM	45031T104	3279000.00	117100		sole		117100
J. Jill Group	COM	466189107	1675000.00	114500		sole		114500
Jakks Pacific	COM	47012E106	2883000.00	96700		sole		96700
Jones Apparel	COM	480074103	3328000.00	97000		sole		97000
Mastec		COM	576323109	3136000.00	111000		sole		111000
McDermott	COM	580037109	3054000.00	108100		sole		108100
MedPartner's	COM	58503X107	2221000.00	296100		sole		296100
Micro Warehous	COM	59501B105	2387000.00	133500		sole		133500
Micrografx	COM	595077108	688000.00	113500		sole		113500
Morgan Keegan	COM	617410105	2936000.00	155000		sole		155000
Neotherapeutics	COM	640656104	1672000.00	131100		sole		131100
Ocean Energy	COM	67481E106	1231000.00	127800		sole		127800
OfficeMax	COM	67622M108	3240000.00	270000		sole		270000
Paging Network	COM	695542100	1741000.00	362000		sole		362000
Park Place	COM	700690100	96000.00	10000		sole		10000
Pericom Semi	COM	713831105	529000.00	47000		sole		47000
Pool Energy	COM	732788104	1743000.00	85800		sole		85800
Power One	COM	739308104	49000.00	2000		sole		2000
PSS World Med	COM	69366A100	2977000.00	266000		sole		266000
Rainbow Rent	COM	750857104	1541000.00	134000		sole		134000
Rare Hospital	COM	753820109	3009000.00	118000		sole		118000
Res-Care	COM	760943100	3060000.00	134500		sole		134500
Ruby Tuesday	COM	781182100	222000.00	11700		sole		11700
Scientific Atlant	COM	808655104	2887000.00	80200		sole		80200
Sonic		COM	835451105	3155000.00	96700		sole		96700
StaffMark	COM	852389105	802000.00	80000		sole		80000
Stein-Mart	COM	858375108	3779000.00	402900		sole		402900
Styling Tech	COM	863905105	65000.00	5000		sole		5000
T. Rowe Price	COM	741477103	4690000.00	122200		sole		122200
Terex Corp	COM	880779103	4642000.00	152500		sole		152500
THQ Inc.	COM	872443403	2378000.00	82700		sole		82700
Trans World	COM	89336Q100	1955000.00	173800		sole		173800
Transcoastal	COM	893537100	842000.00	172500		sole		172500
US Liquids	COM	902974104	418000.00	20000		sole		20000
World Access	COM	98141A101	3336000.00	236100		sole		236100

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